Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss for the period	[1]	$ (2,742)	$ (3,875)
Adjustments to reconcile net loss to net cash from (used in) operating activities:
Exchange differences on cash and cash equivalent		(30)	5
Finance expenses on lease liabilities		25	(3)
Amortization of intangible assets		436	384
Depreciation		28	6
Loss from change in the fair value of a financial asset at fair value		1	57
Equity losses	[1]	76	245
Change in fair value of derivative liabilities – warrants		(5,628)	730
Interest expenses on promissory note		4,686
Changes in deferred taxes, net		(97)	(27)
Issuance costs of financial instruments classified as derivative liabilities			603
Gain from reassessment of lease term		(111)
Remeasurement of a Deferred Payment		25
Share-based payment		509
Adjustments to reconcile net loss to net cash from (used in) operating activities total		(80)	2,000
Changes in operating assets and liabilities:
Decrease in trade receivables		160	233
Decrease in operating lease right-of-use assets		1,385	42
Decrease in operating lease liabilities		(1,198)	(42)
Decrease in other receivables		(511)	98
Increase in inventory		(39)	(1,968)
Increase (decrease) in accounts payable and other payables		618	(22)
Increase in restricted deposit		(2)
Net cash used in operating activities		(2,409)	(3,534)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Acquisition of Pure Logistics, net of cash acquired (see Note 3)		(2,253)
Purchase of property and equipment		(6)	(8)
Purchase of investment accounted for using the equity method			(98)
Purchase of intangible asset			(330)
Net cash used in investing activities		(2,259)	(436)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Exercise of pre-funded warrants		541	6,255
Exercise of Series A warrants		534
Proceeds from issuance of convertible notes		7,065
Net cash from (used in) financing activities		8,140	6,255
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		3,472	2,285
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD		2,564	535
LOSSES FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS		30	(5)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		6,066	2,815
Supplemental disclosure of cash flow information:
Taxes paid		7	92
Interest received		6	60
Interest paid		12	15
Supplemental disclosure of noncash investing and financing activities:
Right of use assets obtained in exchange for lease liabilities		1,715
Reclassification of warrants from liability to equity		232
Supplemental disclosure of the acquisition of Pure Logistics:
Working capital other than cash		493
Property and equipment, net		205
Operating lease right-of-use assets		6,119
Intangible assets – customer relationships		1,083
Goodwill		1,090
Operating lease liabilities		(5,742)
Deferred tax liability		(520)
Deferred payment		(475)
Total cash from investment in newly consolidated subsidiary		$ 2,253

[1]	Except for share and per share data.